Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Enerpulse Technologies, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001495899
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013